Balance Sheet Components	12 Months Ended
May 31, 2024
Balance Sheet Components [Abstract]
Balance Sheet Components

NOTE 4. Balance Sheet Components

Property and Equipment, net

Property and equipment consist of the following (in 000’s CAD):

	Year Ended
	May 31, 2024	May 31, 2023
Computer Equipment	$66	$37
Leasehold Improvements	17	10
Tools and Equipment	48	27
Website Development	152	—
Vehicles	16	16
	299	90
Accumulated Depreciation	(94)	(38)
Total Property and Equipment, net	$205	$52

The Company’s finance lease ended during the year ended May 31, 2024. The Company exercised the permitted purchase option and recorded an addition to tools and equipment in the amount of $20 (May 31, 2023 - $nil).

Depreciation expenses of $56 for the year ended May 31, 2024 (May 31, 2023 - $27), has been recorded in General and Administrative expenses in the consolidated statements of operations.

Prepaid Expenses

Prepaid Expenses consisted of the following (in 000’s CAD):

	May 31, 2024	May 31, 2023
Prepaid insurance	$482	$3
Prepaid rent	1	-
Prepaid software	10	-
Prepaid capital market services	1,938	-
Total Prepaid expenses	$2,431	$3

Prepaid capital market services are assets that have been obtained to support the Company’s operations subsequent to the Business Combination with a combination of cash and common shares and are being expensed in the consolidated statements of operations over the term of the agreements.

Accrued Expenses

Accrued Expenses consisted of the following (in 000’s CAD):

	May 31, 2024	May 31, 2023
Accrued professional fees	$406	-
Accrued employee costs	84	48
Other accrued expenses	84	-
Total Accrued expenses	$574	$48